Consolidated Balance Sheet - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 29,028	$ 26,809
Accounts receivable	211,409	260,322
Crude oil inventory	29,389	27,751
Derivative instruments	55,645	95,667
Prepaid expenses	22,210	19,328
Total current assets	347,681	429,877
Derivative instruments	20,127	1,215
Deferred taxes	196,543	219,411
Exploration and evaluation assets	286,149	303,295
Capital assets	5,015,620	5,316,873
Total assets	5,866,120	6,270,671
Current
Accounts payable and accrued liabilities	312,442	449,651
Dividends payable	35,947	35,122
Derivative instruments	62,405	41,016
Income taxes payable	5,416	37,410
Total current liabilities	416,210	563,199
Derivative instruments	24,358	17,527
Long-term debt	1,924,665	1,796,207
Lease obligations	93,072	108,189
Asset retirement obligations	618,201	650,164
Deferred taxes	336,309	318,134
Total liabilities	3,412,815	3,453,420
Shareholders' Equity
Shareholders' capital	4,119,031	4,008,828
Contributed surplus	75,735	78,478
Accumulated other comprehensive income	49,578	118,182
Deficit	(1,791,039)	(1,388,237)
Total shareholders' equity	2,453,305	2,817,251
Total liabilities and shareholders' equity	$ 5,866,120	$ 6,270,671